Inx Token Liability (Details) - USD ($)		1 Months Ended		12 Months Ended
	Dec. 14, 2021	Jun. 30, 2021	Apr. 22, 2021	Dec. 31, 2021	Dec. 31, 2020
Inx Token Liability (Details) [Line Items]
Gross proceeds			$ 84,068,000
INX Tokens sold (in Shares)			93,409,410
INX token issued (in Shares)			1,932,660	15,955,875	13,639,451
Additionally INX token				$ 7,622,000
INX additionally sold (in Shares)				10,386,148
iNX paid issuance costs				$ 5,782,000
INX granted options to purchase (in Shares)				6,115,903
Exercise price (in Dollars per share)				$ 0.09
INX token exercise price value				$ 4,954,000
INX tokens cancelled (in Shares)		1,948,483
Refunded		$ 1,754,000
Risk free interest, volatility					0.65%
Expenses				$ 161,173	$ 12,518,000
Aggregate purchase amount	$ 5,000,000
Level 1 of fair value hierarchy [member]
Inx Token Liability (Details) [Line Items]
Lock up agreement (in Dollars per share)				$ 2.2	$ 0.9
Minimum [Member] | Level 2 of fair value hierarchy [member]
Inx Token Liability (Details) [Line Items]
Risk free interest, volatility				63.18%	62.46%
Maximum [Member] | Level 2 of fair value hierarchy [member]
Inx Token Liability (Details) [Line Items]
Risk free interest, volatility				86.90%	81.48%